UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2016

Date of reporting period:	8/31/2015

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
	Six Months	One Year	Five Years	Ten Years
Class A	–0.40%	1.62%	12.95%	46.60%
Class B	–0.66	0.87	8.81	35.99
Class C	–0.76	0.87	8.80	37.63
Class R	–0.41	1.37	11.56	43.11
Class Z	–0.27	1.87	14.38	50.35
Barclays US Government Bond Index	–0.05	2.27	12.08	48.82
Barclays US Aggregate ex-Credit Index	0.11	2.41	13.62	51.68
Lipper General US Government Funds Average	–0.66	1.41	10.41	41.23

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Five Years	Ten Years
Class A		–1.96%	1.60%	3.58%
Class B		–3.10	1.57	3.26
Class C		0.90	1.78	3.40
Class R		2.40	2.29	3.79
Class Z		2.91	2.80	4.32
Barclays US Government Bond Index		3.68	2.47	4.27
Barclays US Aggregate ex-Credit Index		3.57	2.75	4.42
Lipper General US Government Funds Average		2.55	2.15	3.64

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays US Government Bond Index

The Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Barclays US Aggregate ex-Credit Index

The Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar-denominated. The Index covers the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Lipper General US Government Funds Average

The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues.

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 8/31/15
	Total Distributions Paid for Six Months	30-Day Subsidized SEC Yield*	30-Day Unsubsidized SEC Yield**
Class A	$0.16	0.84%	0.84%
Class B	0.13	0.14	0.14
Class C	0.13	0.13	0.13
Class R	0.15	0.63	0.38
Class Z	0.18	1.13	1.13

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 8/31/15
AAA	99.9%
AA	0.0
A	0.1
BBB	0.0
Not Rated	–0.3
Cash/Cash Equivalents	0.3
Total Investments	100.0%

Source: Prudential Investment Management, Inc. (PIM)

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Government Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$996.00	1.00%	$5.02
	Hypothetical	$1,000.00	$1,020.11	1.00%	$5.08

Class B	Actual	$1,000.00	$993.40	1.75%	$8.77
	Hypothetical	$1,000.00	$1,016.34	1.75%	$8.87

Class C	Actual	$1,000.00	$992.40	1.75%	$8.76
	Hypothetical	$1,000.00	$1,016.34	1.75%	$8.87

Class R	Actual	$1,000.00	$995.90	1.25%	$6.27
	Hypothetical	$1,000.00	$1,018.85	1.25%	$6.34

Class Z	Actual	$1,000.00	$997.30	0.75%	$3.77
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2015, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.00%	1.00%
B	1.75	1.75
C	1.75	1.75
R	1.50	1.25
Z	0.75	0.75

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Government Income Fund	7

Portfolio of Investments

as of August 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

ASSET-BACKED SECURITIES 3.3%

Collateralized Loan Obligations 3.2%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.889%(a)	10/17/26	1,250	$1,248,061
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	1.845(a)	04/22/27	1,000	992,306
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.689(a)	01/17/26	500	499,790
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	1.715(a)	07/25/26	2,250	2,246,319
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.769(a)	04/15/26	2,500	2,495,216
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.759(a)	04/15/26	500	497,325
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	1.809(a)	07/22/27	1,000	996,460
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	1.781(a)	05/21/27	750	742,398
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	1.811(a)	05/07/26	1,250	1,241,586
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	1.986(a)	07/20/27	1,250	1,250,507
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.917(a)	04/20/26	3,750	3,735,742

				15,945,710

Non-Residential Mortgage-Backed Security 0.1%
Madison Park Funding X Ltd., Series 2012-10A, Class A1A, 144A	1.657(a)	01/20/25	750	747,623

TOTAL ASSET-BACKED SECURITIES (cost $16,714,430)				16,693,333

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.0%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293	12/11/49	280	281,652
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540	12/10/45	2,000	1,960,402
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.645(a)	02/15/39	300	302,511

See Notes to Financial Statements.

Prudential Government Income Fund	9

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-ACES,
Series 2012-M2, Class A2	2.717%	02/25/22	270	$276,532
Series 2012-M13, Class A2	2.377	05/25/22	3,250	3,245,031
Series 2013-M3, Class X1, I/O	4.174(a)	02/25/16	759	866
Series 2014-M2, Class A2	3.513	12/25/23	3,950	4,185,886
FHLMC Multifamily Structured Pass-Through Certificates,
Series K003, Class A5	5.085	03/25/19	500	556,605
Series K004, Class A2	4.186	08/25/19	8,500	9,238,956
Series K005, Class A2	4.317	11/25/19	1,900	2,079,837
Series K008, Class X1, I/O	1.796(a)	06/25/20	27,832	1,648,042
Series K019, Class X1, I/O	1.864(a)	03/25/22	26,933	2,450,175
Series K020, Class X1, I/O	1.594(a)	05/25/22	14,969	1,179,985
Series K021, Class X1, I/O	1.630(a)	06/25/22	16,250	1,332,045
Series K024, Class A2	2.573	09/25/22	5,125	5,153,459
Series K025, Class X1, I/O	1.021(a)	10/25/22	41,576	2,135,450
Series K026, Class A2	2.510	11/25/22	6,400	6,394,093
Series K029, Class A2	3.320	02/25/23	6,400	6,713,133
Series K032, Class A2	3.310(a)	05/25/23	5,100	5,331,882
Series K033, Class A2	3.060(a)	07/25/23	6,400	6,573,702
Series K034, Class A2	3.531	07/25/23	7,800	8,261,035
Series K044, Class A2	2.811	01/25/25	5,000	4,968,015
Series K501, Class X1A, I/O	1.726(a)	08/25/16	5,321	50,026
Series K710, Class X1, I/O	1.905(a)	05/25/19	13,104	727,367
Series K711, Class X1, I/O	1.825(a)	07/25/19	12,697	688,464
Series KSMC, Class A2	2.615	01/25/23	6,400	6,395,123
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD11, Class A3	5.962(a)	06/15/49	1,267	1,276,696
Series 2013-LC11, Class A4	2.694	04/15/46	1,000	981,265
Series 2014-C23, Class A3	3.368	09/15/47	2,500	2,543,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834	05/15/46	1,000	989,907
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	2,400	2,375,630
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A5	5.416(a)	01/15/45	2,000	2,013,640
Series 2006-C25, Class A5	5.898(a)	05/15/43	3,000	3,049,383

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $95,476,025)				95,360,440

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT AGENCY OBLIGATION 0.2%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,166,043)	3.150%	07/24/24	1,170	$1,185,340

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.819(a)	10/25/28	128	122,005
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.563(a)	02/25/34	551	548,739

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $681,575)				670,744

SMALL BUSINESS ADMINISTRATION AGENCIES 0.2%
Small Business Administration Participation Certificates,
Series 1995-20L, Class 1, U.S. Govt. Gtd. Notes	6.450	12/01/15	100	101,393
Series 1996-20H, Class 1, U.S. Govt. Gtd. Notes	7.250	08/01/16	146	150,336
Series 1996-20K, Class 1, U.S. Govt. Gtd. Notes	6.950	11/01/16	179	184,451
Series 1997-20A, Class 1, U.S. Govt. Gtd. Notes	7.150	01/01/17	48	49,615
Series 1998-20I, Class 1, U.S. Govt. Gtd. Notes	6.000	09/01/18	464	489,631

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $938,481)				975,426

U.S. GOVERNMENT AGENCY OBLIGATIONS 50.0%
Fannie Mae, Series 2002-57, Class ND	5.500	09/25/17	184	189,502
Federal Home Loan Banks	1.830	07/29/20	900	902,975
Federal Home Loan Mortgage Corp.(b)(c)	0.750	07/14/17	5,500	5,497,305
Federal Home Loan Mortgage Corp.	0.750	01/12/18	1,425	1,419,995
Federal Home Loan Mortgage Corp.	2.479(a)	05/01/34	964	1,020,600
Federal Home Loan Mortgage Corp.	2.500	03/01/30	1,926	1,957,235
Federal Home Loan Mortgage Corp.	3.000	TBA	2,500	2,586,386
Federal Home Loan Mortgage Corp.	3.000	TBA	7,500	7,518,553
Federal Home Loan Mortgage Corp.	3.000	10/01/28-06/01/29	1,735	1,803,715
Federal Home Loan Mortgage Corp.	3.500	TBA	2,500	2,581,666

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	TBA	3,500		$3,623,219
Federal Home Loan Mortgage Corp.	3.500	08/01/26-06/01/42	4,259		4,451,098
Federal Home Loan Mortgage Corp.	4.000	06/01/26-12/01/40	6,900		7,342,927
Federal Home Loan Mortgage Corp.	4.500	09/01/39	3,515		3,821,813
Federal Home Loan Mortgage Corp.	5.000	06/01/33-05/01/34	4,427		4,892,981
Federal Home Loan Mortgage Corp.	5.500	05/01/37-01/01/38	544		604,506
Federal Home Loan Mortgage Corp.	6.000	08/01/32-09/01/34	380		430,919
Federal Home Loan Mortgage Corp.	6.500	09/01/32	443		509,175
Federal Home Loan Mortgage Corp.	7.000	09/01/32	36		36,985
Federal Home Loan Mortgage Corp.	8.000	03/01/22-08/01/22	29		29,438
Federal Home Loan Mortgage Corp.	8.500	02/01/17-09/01/19	19		18,978
Federal Home Loan Mortgage Corp.	9.000	01/01/20	11		11,520
Federal Home Loan Mortgage Corp.	11.500	10/01/19	—	(d)	192
Federal National Mortgage Association(c)(e)	0.875	05/21/18	935		929,218
Federal National Mortgage Association(b)	1.500	06/22/20	880		872,698
Federal National Mortgage Association(b)	1.625	01/21/20	2,080		2,086,327
Federal National Mortgage Association	1.875	02/19/19	135		137,458
Federal National Mortgage Association	2.096(a)	04/01/34	412		436,832
Federal National Mortgage Association	2.222(a)	04/01/34	767		815,481
Federal National Mortgage Association	2.290(a)	07/01/33	2,360		2,491,692
Federal National Mortgage Association	2.350(a)	06/01/34	767		817,304
Federal National Mortgage Association	2.500	TBA	250		253,395
Federal National Mortgage Association	2.625	09/06/24	1,270		1,280,836
Federal National Mortgage Association	3.000	TBA	5,000		5,190,293
Federal National Mortgage Association	3.000	01/01/27-07/01/43	9,447		9,658,929
Federal National Mortgage Association	3.500	TBA	1,500		1,580,801
Federal National Mortgage Association	3.500	TBA	13,500		13,969,441
Federal National Mortgage Association	3.500	TBA	29,000		30,080,929
Federal National Mortgage Association	3.500	09/01/26-05/01/42	14,507		15,118,407
Federal National Mortgage Association	4.000	TBA	2,000		2,126,016
Federal National Mortgage Association	4.000	09/01/40-09/01/44	5,925		6,323,017
Federal National Mortgage Association	4.500	TBA	4,500		4,876,875
Federal National Mortgage Association(e)	4.500	01/01/20	135		141,685
Federal National Mortgage Association	4.500	04/01/41	3,059		3,326,436
Federal National Mortgage Association	5.000	TBA	1,500		1,654,541
Federal National Mortgage Association	5.000	07/01/18-05/01/36	3,182		3,437,299
Federal National Mortgage Association	5.500	02/01/17-11/01/36	10,516		11,823,926
Federal National Mortgage Association	6.000	08/01/21-05/01/36	2,960		3,355,971
Federal National Mortgage Association	6.500	11/01/15-10/01/37	2,933		3,408,415
Federal National Mortgage Association(e)	6.500	07/01/32	1,327		1,575,792

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association(e)	7.000%	05/01/24	189	$216,237
Federal National Mortgage Association	7.000	05/01/24-02/01/36	942	1,054,175
Federal National Mortgage Association	9.000	04/01/25	8	9,160
Federal National Mortgage Association	9.500	01/01/25-02/01/25	20	20,579
Financing Corp., FICO STRIPS P/O,
Series 4P, Debs.	1.390(f)	10/06/17	2,640	2,582,385
Series D-P, Sec’d. Notes	2.224(f)	09/26/19	2,090	1,950,192
Freddie Mac REMICS,
Series 2002-2496, Class PM	5.500	09/15/17	631	651,958
Series 2002-2501, Class MC	5.500	09/15/17	193	198,763
Series 2002-2513, Class HC	5.000	10/15/17	1,039	1,071,508
Government National Mortgage Association	3.000	TBA	1,000	1,014,707
Government National Mortgage Association	3.000	03/15/45	4,496	4,568,633
Government National Mortgage Association	3.500	TBA	5,000	5,200,391
Government National Mortgage Association(g)	3.500	TBA	10,000	10,425,391
Government National Mortgage Association	3.500	04/20/45-07/20/45	5,773	6,028,778
Government National Mortgage Association	4.000	02/20/41-01/20/45	5,299	5,639,184
Government National Mortgage Association	4.500	TBA	3,500	3,789,689
Government National Mortgage Association	4.500	02/20/40-03/20/41	4,353	4,731,199
Government National Mortgage Association	5.000	07/15/33-04/15/34	2,250	2,495,891
Government National Mortgage Association	5.500	02/15/34-02/15/36	891	1,023,310
Government National Mortgage Association	7.000	03/15/22-02/15/29	1,835	1,950,909
Government National Mortgage Association	7.500	01/15/23-07/15/24	241	255,749
Government National Mortgage Association	8.500	04/15/25	243	291,871
Government National Mortgage Association	9.500	09/15/16-08/20/21	51	51,882
Hashemite Kingdom of Jordan, USAID Bond,
U.S. Gov’t. Gtd. Notes	2.503	10/30/20	1,416	1,461,582
U.S. Gov’t. Gtd. Notes	2.578	06/30/22	2,285	2,317,650
U.S. Gov’t. Gtd. Notes	3.000	06/30/25	1,565	1,595,438
Residual Funding Corp. Principal Strip,
Bonds	1.824(f)	10/15/19	4,305	4,015,149
Sr. Unsec’d. Notes, P/O	2.065(f)	07/15/20	2,316	2,111,421
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.847	05/29/20	5,160	5,200,929

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $245,770,041)				250,946,407

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS 26.7%
U.S. Treasury Bonds	0.750%	06/30/17	1,415	$1,415,995
U.S. Treasury Bonds	1.375	08/31/20	8,375	8,308,695
U.S. Treasury Bonds(b)	2.000	08/15/25	5,095	5,004,110
U.S. Treasury Bonds	2.750	08/15/42-11/15/42	8,825	8,490,958
U.S. Treasury Bonds	2.875	05/15/43	1,780	1,753,809
U.S. Treasury Bonds	3.000	05/15/45	1,375	1,390,898
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	22,936	22,845,407
U.S. Treasury Notes	1.000	12/15/17	470	471,285
U.S. Treasury Notes	1.250	11/30/18	8,850	8,870,744
U.S. Treasury Notes	1.375	12/31/18	5,025	5,052,547
U.S. Treasury Notes	1.500	12/31/18-10/31/19	29,515	29,664,342
U.S. Treasury Notes	1.625	04/30/19	15,750	15,933,141
U.S. Treasury Notes	2.125	09/30/21	7,265	7,387,125
U.S. Treasury Notes	3.125	05/15/19	625	665,934
U.S. Treasury STRIPS	2.037(f)	02/15/22	1,875	1,649,535
U.S. Treasury STRIPS	2.183(f)	02/15/28	695	503,438
U.S. Treasury STRIPS	2.240(f)	05/15/28	345	247,690
U.S. Treasury STRIPS	2.280(f)	02/15/29	345	239,990
U.S. Treasury STRIPS	2.385(f)	05/15/29	710	491,370
U.S. Treasury STRIPS	2.403(f)	08/15/21	5,070	4,526,800
U.S. Treasury STRIPS	3.075(f)	08/15/24	6,700	5,452,192
U.S. Treasury STRIPS, P/O	2.351%(f)	05/15/43	2,040	874,266
U.S. Treasury STRIPS, P/O	3.006(f)	11/15/44	1,045	427,028
U.S. Treasury STRIPS, P/O	3.413(f)	05/15/44	6,215	2,577,088

TOTAL U.S. TREASURY OBLIGATIONS (cost $133,521,615)				134,244,387

TOTAL LONG-TERM INVESTMENTS (cost $494,268,210)				500,076,077

See Notes to Financial Statements.

14

Description		Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 18.0%

AFFILIATED MUTUAL FUNDS 17.9%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $14,570,482)(h)		1,601,933	$14,946,030
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $74,871,880; includes $9,449,702 of cash collateral for securities on loan)(h)(i)		74,871,880	74,871,880

TOTAL AFFILIATED MUTUAL FUNDS (cost $89,442,362) (Note 3)			89,817,910

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED* 0.1%

Call Options 0.1%
10 Year U.S. Treasury Notes Futures, expiring 09/11/15, Strike Price $129.00		38,200	17,906
10 Year U.S. Treasury Notes Futures, expiring 09/25/15, Strike Price $128.00		26,900	100,875
10 Year U.S. Treasury Notes Futures, expiring 09/25/15, Strike Price $132.00		26,900	4,203
Interest Rate Swap Options, Receive a fixed rate of .75% and pay a floating rate based on 3 month LIBOR, expiring 01/04/16	Citigroup Global Markets	35,980	5,169
Receive a fixed rate of 1.75% and pay a floating rate based on 3 month LIBOR, expiring 01/04/16	Citigroup Global Markets	35,980	296,891

			425,044

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* (Continued)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13		395,250	$9,881
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38		395,250	79,050

			88,931

TOTAL OPTIONS PURCHASED (cost $729,616)			513,975

TOTAL SHORT-TERM INVESTMENTS (cost $90,171,978)			90,331,885

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 117.5% (cost $584,440,188) (Note 5)			590,407,962

OPTIONS WRITTEN*

Call Options
10 Year U.S. Treasury Notes Futures, expiring 09/11/15, Strike Price $130.00		38,200	(5,969)
10 Year U.S. Treasury Notes Futures, expiring 09/25/15, Strike Price $130.00		53,800	(33,625)
Interest Rate Swap Option, Receive a floating rate based on 3 month LIBOR and pay a fixed rate of 1.25%, expiring 01/04/16	Citigroup Global Markets	71,960	(107,048)

			(146,642)

Put Option
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		790,500	(39,525)

TOTAL OPTIONS WRITTEN (premiums received $385,638)			(186,167)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 117.5% (cost $584,054,550)(Note 5)			590,221,795
Liabilities in excess of other assets(j) (17.5)%			(88,088,170)

NET ASSETS 100.0%			$502,133,625

See Notes to Financial Statements.

16

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

I/O—Interest Only

LIBOR—London Interbank Offered Rate

OTC—Over-The-Counter

P/O—Principal Only

REMICS—Real Estate Mortgage Investment Conduit Security

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

USAID—United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,242,833; cash collateral of $9,449,702 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Less than $500 par.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $10,000,000 is approximately 2.0% of net assets.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Futures contracts outstanding at August 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
200	2 Year U.S. Treasury Notes	Sep. 2015	$43,763,035	$43,784,375	$21,340
187	2 Year U.S. Treasury Notes	Dec. 2015	40,905,878	40,853,656	(52,222)
604	10 Year U.S. Treasury Notes	Dec. 2015	76,935,324	76,745,750	(189,574)
151	U.S. Ultra Treasury Bonds	Dec. 2015	24,211,019	23,919,344	(291,675)

					(512,131)

	Short Positions:
336	5 Year U.S. Treasury Notes	Dec. 2015	40,334,785	40,131,000	203,785
48	U.S. Long Bonds	Dec. 2015	7,457,723	7,422,000	35,723

					239,508

					$(272,623)

(1)	U.S. Government Agency obligations with a combined market value of $2,095,433 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at August 31, 2015.

Interest rate swap agreements outstanding at August 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(29,860)	$—	$(29,860)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(96,612)	—	(96,612)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	133,138	—	133,138	JPMorgan Chase

				$6,666	$—	$6,666

See Notes to Financial Statements.

18

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$5,946	$5,710
100	02/21/16	0.429%	3 Month LIBOR(1)	151	(9)	(160)
11,860	09/17/21	2.358%	3 Month LIBOR(2)	221	361,790	361,569
22,565	12/31/21	1.831%	3 Month LIBOR(1)	68,683	44,119	(24,564)
16,445	12/31/21	1.950%	3 Month LIBOR(1)	79,794	(86,436)	(166,230)
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	(176,970)	(177,157)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(267,180)	(267,374)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	166	(92,035)	(92,201)
50,715	05/31/22	2.200%	3 Month LIBOR(1)	(49,781)	(809,218)	(759,437)
8,210	05/31/22	2.217%	3 Month LIBOR(1)	194	(139,776)	(139,970)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(827,500)	(827,755)
15,075	08/18/24	2.750%	3 Month LIBOR(2)	185	713,350	713,165
8,000	09/17/24	2.732%	3 Month LIBOR(1)	133	(364,234)	(364,367)
370	09/17/29	3.070%	3 Month LIBOR(2)	12	26,497	26,485

				$100,630	$(1,611,656)	$(1,712,286)

U.S. Government Agency obligations with a combined market value of $3,676,318 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at August 31, 2015.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$15,945,710	$—
Non-Residential Mortgage-Backed Security	—	747,623	—
Commercial Mortgage-Backed Securities	—	95,360,440	—
Foreign Government Agency Obligation	—	1,185,340	—
Residential Mortgage-Backed Securities	—	670,744	—
Small Business Administration Agencies	—	975,426	—
U.S. Government Agency Obligations	—	250,946,407	—
U.S. Treasury Obligations	—	134,244,387	—
Affiliated Mutual Funds	89,817,910	—	—
Options Purchased	211,915	302,060	—
Options Written	(79,119)	(107,048)	—
Other Financial Instruments*
Futures Contracts	(272,623)	—	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	6,666	—
Exchange-traded swap agreements	—	(1,712,286)	—

Total	$89,678,083	$498,565,469	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2015 were as follows:

U.S. Government Agency Obligations	50.0%
U.S. Treasury Obligations	26.7
Commercial Mortgage-Backed Securities	19.0
Affiliated Mutual Funds (including 1.9% of collateral for securities on loan)	17.9
Collateralized Loan Obligations	3.2
Foreign Government Agency Obligation	0.2
Small Business Administration Agencies	0.2
Non-Residential Mortgage-Backed Security	0.1%
Residential Mortgage-Backed Securities	0.1
Options Purchased	0.1
Options Written	— *

117.5
Liabilities in excess of other assets	(17.5)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

20

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$260,848	*	Due from/to broker—variation margin futures	$533,471	*
Interest rate contracts	Due from/to broker—variation margin swaps	1,106,929	*	Due from/to broker—variation margin swaps	2,819,215	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	133,138		Unrealized depreciation on over-the-counter swap agreements	126,472
Interest rate contracts	Unaffiliated investments	513,975		Options written outstanding, at value	186,167

Total		$2,014,890			$3,665,325

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Swaps	Total
Interest rate contracts	$376,643	$(1,130,687)	$364,825	$5,353	$(383,866)

*	Included in net unrealized gain (loss) on investment Transactions in the Statement of Operations.

See Notes to Financial Statements.

Prudential Government Income Fund	21

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Swaps	Total
Interest rate contracts	$(623,206)	$(281,906)	$226,018	$(908,887)	$(1,587,981)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2015, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts—Long Positions(3)	Futures Contracts—Short Positions(3)	Interest Rate Swap Agreements(2)
$313,070	$329,153	$163,182,110	$36,804,122	$226,638

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$302,060	$(233,520)	$—	$68,540
JPMorgan Chase	133,138	—	—	133,138

	$435,198

See Notes to Financial Statements.

22

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(233,520)	$233,520	$—	$—
JPMorgan Chase	—	—	—	—

	$(233,520)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Government Income Fund	23

Statement of Assets and Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $9,242,833:
Unaffiliated investments (cost $494,997,826)	$500,590,052
Affiliated investments (cost $89,442,362)	89,817,910
Cash	179,192
Receivable for investments sold	124,397,689
Dividends and interest receivable	1,609,574
Receivable for Fund shares sold	859,438
Unrealized appreciation on over-the-counter swap agreements	133,138
Due from broker—variation margin swaps	79,015

Total assets	717,666,008

Liabilities
Payable for investments purchased	203,929,358
Payable to broker for collateral for securities on loan	9,449,702
Payable for Fund shares reacquired	982,289
Accrued expenses and other liabilities	218,924
Management fee payable	211,515
Due to broker—variation margin futures	209,733
Options written outstanding, at value (premiums received $385,638)	186,167
Unrealized depreciation on over-the-counter swap agreements	126,472
Distribution fee payable	96,640
Dividends payable	61,992
Affiliated transfer agent fee payable	51,648
Deferred directors’ fees	7,943

Total liabilities	215,532,383

Net Assets	$502,133,625

Net assets were comprised of:
Common stock, at par	$524,202
Paid-in capital in excess of par	499,446,738

499,970,940
Distributions in excess of net investment income	(303,836)
Accumulated net realized loss on investment transactions	(1,720,443)
Net unrealized appreciation on investments	4,186,964

Net assets, August 31, 2015	$502,133,625

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share
($373,374,159 ÷ 38,964,873 shares of common stock issued and outstanding)	$9.58
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$10.03

Class B
Net asset value, offering price and redemption price per share ($3,125,488 ÷ 325,692 shares of common stock issued and outstanding)	$9.60

Class C
Net asset value, offering price and redemption price per share ($11,084,833 ÷ 1,154,258 shares of common stock issued and outstanding)	$9.60

Class R
Net asset value, offering price and redemption price per share ($13,604,189 ÷ 1,417,742 shares of common stock issued and outstanding)	$9.60

Class Z
Net asset value, offering price and redemption price per share ($100,944,956 ÷ 10,557,645 shares of common stock issued and outstanding)	$9.56

See Notes to Financial Statements.

Prudential Government Income Fund	25

Statement of Operations

Six Months Ended August 31, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$4,564,454
Affiliated dividend income	161,957
Affiliated income from securities lending, net	15,200

Total income	4,741,611

Expenses
Management fee	1,254,075
Distribution fee—Class A	481,186
Distribution fee—Class B	16,946
Distribution fee—Class C	51,622
Distribution fee—Class R	51,095
Transfer agent’s fees and expenses (including affiliated expenses of $154,200)	425,000
Custodian and accounting fees	79,000
Registration fees	45,000
Shareholders’ reports	30,000
Audit fee	18,000
Directors’ fees	12,000
Legal fees and expenses	11,000
Insurance expenses	3,000
Miscellaneous	7,983

Total expenses	2,485,907
Less: Distribution fee waiver—Class A	(4,222)
Distribution fee waiver—Class R	(17,032)

Net expenses	2,464,653

Net investment income	2,276,958

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(764,962)
Futures transactions	376,643
Options written transactions	364,825
Swap agreement transactions	5,353

(18,141)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: ($33))	(3,228,652)
Futures	(623,206)
Options written	226,018
Swap agreements	(908,887)

(4,534,727)

Net loss on investment transactions	(4,552,868)

Net Decrease In Net Assets Resulting From Operations	$(2,275,910)

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,276,958	$5,931,002
Net realized gain (loss) on investment transactions	(18,141)	7,101,706
Net change in unrealized appreciation (depreciation) on investments	(4,534,727)	7,293,500

Net increase (decrease) in net assets resulting from operations	(2,275,910)	20,326,208

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,117,094)	(4,896,033)
Class B	(6,264)	(21,903)
Class C	(19,243)	(47,792)
Class R	(58,889)	(116,553)
Class Z	(629,063)	(1,165,689)

	(2,830,553)	(6,247,970)

Distributions from net realized gains
Class A	(4,208,227)	—
Class B	(38,301)	—
Class C	(113,527)	—
Class R	(150,428)	—
Class Z	(983,440)	—

	(5,493,923)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	63,907,497	84,857,448
Net asset value of shares issued in reinvestment of dividends and distributions	7,312,061	5,397,121
Cost of shares reacquired	(71,972,517)	(104,479,092)

Net decrease in net assets from Fund share transactions	(752,959)	(14,224,523)

Total decrease	(11,353,345)	(146,285)

Net Assets:
Beginning of period	513,486,970	513,633,255

End of period	$502,133,625	$513,486,970

See Notes to Financial Statements.

Prudential Government Income Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund.

The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued

28

at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price

Prudential Government Income Fund	29

Notes to Financial Statements

(Unaudited) continued

determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain/(loss). When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statement of Operations as net realized gain/(loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of

30

futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange

Prudential Government Income Fund	31

Notes to Financial Statements

(Unaudited) continued

the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

When-Issued and Delayed-Delivery Securities: The Fund may purchase securities, including money market obligations, municipal bonds or other obligations, on a when-issued, delayed-delivery or forward commitment basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered. These types of investments potentially leverage the Fund, which could magnify losses. The Fund will segregate liquid assets, marked-to-market daily, with a value equal to any such investments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadvisor may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such

32

mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such

Prudential Government Income Fund	33

Notes to Financial Statements

(Unaudited) continued

over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Written options, forward rate agreements, swaps and financial futures contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain/(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

34

The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s

Prudential Government Income Fund	35

Notes to Financial Statements

(Unaudited) continued

performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and ..30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets of the Class A shares and the .05% contractual 12b-1 fee waiver was terminated.

Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2015.

36

PIMS has advised the Fund that it has received $41,186 in front-end sales charges resulting from sales of Class A shares, for the six months ended August 31, 2015. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2015, it received $1,753 and $146 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended August 31, 2015, PIM has been compensated $4,540 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2015, aggregated $1,326,930,576 and $1,303,090,887, respectively.

Prudential Government Income Fund	37

Notes to Financial Statements

(Unaudited) continued

Transactions in options written during the six months ended August 31, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at February 28, 2015	33,000	$112,672
Options written	1,344,660	977,049
Options closed	(264,200)	(583,284)
Options expired	(159,000)	(120,799)

Options outstanding at August 31, 2015	954,460	385,638

Note 5. Distributions and Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2015, were as follows:

Tax Basis	$585,540,212

Appreciation	8,208,712
Depreciation	(3,340,962)

Net Unrealized Appreciation	$4,867,750

The book basis may differ from tax due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of

38

1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2015:
Shares sold	2,390,783	$23,072,869
Shares issued in reinvestment of dividends and distributions	560,931	5,411,791
Shares reacquired	(3,436,979)	(33,211,101)

Net increase (decrease) in shares outstanding before conversion	(485,265)	(4,726,441)
Shares issued upon conversion from other share class(es)	28,492	274,651
Shares reacquired upon conversion into other share class(es)	(187,261)	(1,794,266)

Net increase (decrease) in shares outstanding	(644,034)	$(6,246,056)

Year ended February 28, 2015:
Shares sold	3,619,014	$34,743,521
Shares issued in reinvestment of dividends and distributions	429,024	4,135,143
Shares reacquired	(7,777,158)	(74,918,150)

Net increase (decrease) in shares outstanding before conversion	(3,729,120)	(36,039,486)
Shares issued upon conversion from other share class(es)	90,374	865,354
Shares reacquired upon conversion into other share class(es)	(79,474)	(769,653)

Net increase (decrease) in shares outstanding	(3,718,220)	$(35,943,785)

Prudential Government Income Fund	39

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended August 31, 2015:
Shares sold	18,229	$176,226
Shares issued in reinvestment of dividends and distributions	3,898	37,668
Shares reacquired	(58,127)	(562,431)

Net increase (decrease) in shares outstanding before conversion	(36,000)	(348,537)
Shares reacquired upon conversion into other share class(es)	(26,524)	(256,167)

Net increase (decrease) in shares outstanding	(62,524)	$(604,704)

Year ended February 28, 2015:
Shares sold	27,120	$260,813
Shares issued in reinvestment of dividends and distributions	1,952	18,799
Shares reacquired	(147,233)	(1,421,312)

Net increase (decrease) in shares outstanding before conversion	(118,161)	(1,141,700)
Shares reacquired upon conversion into other share class(es)	(90,224)	(865,354)

Net increase (decrease) in shares outstanding	(208,385)	$(2,007,054)

Class C
Six months ended August 31, 2015:
Shares sold	256,572	$2,478,685
Shares issued in reinvestment of dividends and distributions	12,899	124,757
Shares reacquired	(134,444)	(1,300,748)

Net increase (decrease) in shares outstanding before conversion	135,027	1,302,694
Shares reacquired upon conversion into other share class(es)	(1,935)	(18,484)

Net increase (decrease) in shares outstanding	133,092	$1,284,210

Year ended February 28, 2015:
Shares sold	184,730	$1,789,108
Shares issued in reinvestment of dividends and distributions	4,566	44,037
Shares reacquired	(329,007)	(3,174,235)

Net increase (decrease) in shares outstanding before conversion	(139,711)	(1,341,090)
Shares reacquired upon conversion into other share class(es)	(4,340)	(41,279)

Net increase (decrease) in shares outstanding	(144,051)	$(1,382,369)

Class R
Six months ended August 31, 2015
Shares sold	350,332	$3,401,221
Shares issued in reinvestment of dividends and distributions	16,611	160,528
Shares reacquired	(284,697)	(2,757,948)

Net increase (decrease) in shares outstanding	82,246	$803,801

Year ended February 28, 2015:
Shares sold	791,865	$7,636,003
Shares issued in reinvestment of dividends and distributions	8,317	80,310
Shares reacquired	(572,631)	(5,538,348)

Net increase (decrease) in shares outstanding	227,551	$2,177,965

40

Class Z	Shares	Amount
Six months ended August 31, 2015:
Shares sold	3,615,091	$34,778,496
Shares issued in reinvestment of dividends and distributions	163,835	1,577,317
Shares reacquired	(3,536,836)	(34,140,289)

Net increase (decrease) in shares outstanding before conversion	242,090	2,215,524
Shares issued upon conversion from other share class(es)	187,745	1,794,266

Net increase (decrease) in shares outstanding	429,835	$4,009,790

Year ended February 28, 2015:
Shares sold	4,163,850	$40,428,003
Shares issued in reinvestment of dividends and distributions	116,189	1,118,832
Shares reacquired	(2,015,405)	(19,427,047)

Net increase (decrease) in shares outstanding before conversion	2,264,634	22,119,788
Shares issued upon conversion from other shares class(es)	83,997	810,932

Net increase (decrease) in shares outstanding	2,348,631	$22,930,720

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective October 8, 2015, and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Government Income Fund	41

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015(a)	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.79	$9.52	$9.78	$10.01	$9.57	$9.39
Income (loss) from investment operations:
Net investment income	.04	.11	.14	.17	.22	.25
Net realized and unrealized gain (loss) on investment transactions	(.09)	.28	(.19)	.12	.46	.20
Total from investment operations	(.05)	.39	(.05)	.29	.68	.45
Less Dividends and Distributions:
Dividends from net investment income	(.05)	(.12)	(.15)	(.22)	(.24)	(.27)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-	-
Total dividends and distributions	(.16)	(.12)	(.21)	(.52)	(.24)	(.27)
Capital Contributions(e):		-	-	-	-	- (f)
Net asset value, end of period	$9.58	$9.79	$9.52	$9.78	$10.01	$9.57
Total Return(b):	(.50)%	4.08%	(.47)%	2.87%	7.18%	4.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$373,374	$387,663	$412,384	$469,188	$535,682	$527,773
Average net assets (000)	$379,498	$403,927	$435,734	$511,930	$533,151	$557,516
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(i)	1.00% (g)	1.01%	.97%	.93%	.94%	.93%
Expenses before waivers and/or expense reimbursement(i)	1.00% (g)	1.06%	1.02%	.98%	.99%	.98%
Net investment income	0.89% (g)	1.15%	1.48%	1.73%	2.21%	2.67%
Portfolio turnover rate(d)	343% (h)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

(i) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

See Notes to Financial Statements.

42

Class B Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015(a)	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.80	$9.53	$9.80	$10.03	$9.59	$9.41
Income (loss) from investment operations:
Net investment income	.01	.04	.07	.08	.14	.16
Net realized and unrealized gain (loss) on investment transactions	(.08)	.27	(.20)	.13	.47	.22
Total from investment operations	(.07)	.31	(.13)	.21	.61	.38
Less Dividends and Distributions:
Dividends from net investment income	(.02)	(.04)	(.08)	(.14)	(.17)	(.20)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-	-
Total dividends and distributions	(.13)	(.04)	(.14)	(.44)	(.17)	(.20)
Capital Contributions(e):		-	-	-	-	- (f)
Net asset value, end of period	$9.60	$9.80	$9.53	$9.80	$10.03	$9.59
Total Return(b):	(.76)%	3.30%	(1.32)%	2.11%	6.37%	4.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,125	$3,805	$5,687	$9,408	$13,225	$14,454
Average net assets (000)	$3,371	$4,682	$7,274	$10,975	$12,988	$18,360
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75% (g)	1.76%	1.72%	1.68%	1.69%	1.68%
Expenses before waivers and/or expense reimbursement	1.75% (g)	1.76%	1.72%	1.68%	1.69%	1.68%
Net investment income	.14% (g)	.40%	.75%	.98%	1.46%	1.92%
Portfolio turnover rate(d)	343% (h)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	43

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015(a)	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.81	$9.54	$9.80	$10.03	$9.59	$9.41
Income (loss) from investment operations:
Net investment income	.01	.04	.07	.10	.15	.19
Net realized and unrealized gain (loss) on investment transactions	(.09)	.27	(.19)	.11	.46	.19
Total from investment operations	(.08)	.31	(.12)	.21	.61	.38
Less Dividends and Distributions:
Dividends from net investment income	(.02)	(.04)	(.08)	(.14)	(.17)	(.20)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-	-
Total dividends and distributions	(.13)	(.04)	(.14)	(.44)	(.17)	(.20)
Capital Contributions(e):		-	-	-	-	- (f)
Net asset value, end of period	$9.60	$9.81	$9.54	$9.80	$10.03	$9.59
Total Return(b):	(.86)%	3.30%	(1.22)%	2.11%	6.37%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,085	$10,016	$11,114	$20,274	$21,535	$17,294
Average net assets (000)	$10,268	$10,394	$15,601	$21,678	$18,831	$20,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75% (g)	1.76%	1.72%	1.68%	1.69%	1.60%
Expenses before waivers and/or expense reimbursement	1.75% (g)	1.76%	1.72%	1.68%	1.69%	1.68%
Net investment income	.14% (g)	.40%	.75%	.97%	1.45%	1.99%
Portfolio turnover rate(d)	343% (h)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

44

Class R Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015(a)	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.80	$9.53	$9.80	$10.03	$9.58	$9.41
Income (loss) from investment operations:
Net investment income	.03	.09	.12	.15	.19	.23
Net realized and unrealized gain (loss) on investment transactions	(.08)	.27	(.20)	.11	.48	.18
Total from investment operations	(.05)	.36	(.08)	.26	.67	.41
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.09)	(.13)	(.19)	(.22)	(.24)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-	-
Total dividends and distributions	(.15)	(.09)	(.19)	(.49)	(.22)	(.24)
Capital Contributions(e):		-	-	-	-	- (f)
Net asset value, end of period	$9.60	$9.80	$9.53	$9.80	$10.03	$9.58
Total Return(b):	(.52)%	3.82%	(.82)%	2.62%	7.01%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,604	$13,089	$10,560	$10,316	$8,984	$6,131
Average net assets (000)	$13,551	$12,178	$10,227	$9,701	$7,400	$5,062
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25% (g)	1.26%	1.22%	1.18%	1.19%	1.18%
Expenses before waivers and/or expense reimbursement	1.50% (g)	1.51%	1.47%	1.43%	1.44%	1.43%
Net investment income	.64% (g)	.90%	1.22%	1.47%	1.94%	2.41%
Portfolio turnover rate(d)	343% (h)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	45

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015(a)	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.77	$9.50	$9.76	$9.99	$9.55	$9.37
Income (loss) from investment operations:
Net investment income	.06	.13	.17	.20	.24	.28
Net realized and unrealized gain (loss) on investment transactions	(.09)	.28	(.19)	.11	.46	.19
Total from investment operations	(.03)	.41	(.02)	.31	.70	.47
Less Dividends and Distributions:
Dividends from net investment income	(.07)	(.14)	(.18)	(.24)	(.26)	(.29)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-	-
Total dividends and distributions	(.18)	(.14)	(.24)	(.54)	(.26)	(.29)
Capital Contributions(e):		-	-	-	-	- (f)
Net asset value, end of period	$9.56	$9.77	$9.50	$9.76	$9.99	$9.55
Total Return(b):	(.38)%	4.34%	(.22)%	3.13%	7.45%	5.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,945	$98,913	$73,888	$95,710	$95,314	$98,552
Average net assets (000)	$92,216	$79,893	$83,182	$95,810	$100,654	$99,126
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75% (g)	.76%	.72%	.68%	.69%	.68%
Expenses before waivers and/or expense reimbursement	.75% (g)	.76%	.72%	.68%	.69%	.68%
Net investment income	1.14% (g)	1.40%	1.74%	1.97%	2.46%	2.92%
Portfolio turnover rate(d)	343% (h)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

46

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper General US Government Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at www.prudentialfunds.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board noted that the Fund’s actual management fee was only one basis point higher than the median.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *     *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadig Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E2    0283776-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Primary objective is to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
	Six Months	One Year	Since Inception
Class A	0.79%	1.42%	18.09% (3/30/11)
Class C	0.41	0.57	14.22 (3/30/11)
Class Q	N/A	N/A	–0.39 (4/27/15)
Class Z	0.93	1.68	19.49 (3/30/11)
Credit Suisse Leveraged Loan Index	0.61	1.39	—
Lipper Loan Participation Funds Average	0.08	0.23	—

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Since Inception
Class A		–1.69%	2.91% (3/30/11)
Class C		–0.22	2.89 (3/30/11)
Class Q		N/A	N/A (4/27/15)
Class Z		1.88	3.94 (3/30/11)
Credit Suisse Leveraged Loan Index		1.23	—
Lipper Loan Participation Funds Average		0.20	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 8/31/15 are 20.29% and –0.68% for Class Q shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 9/30/15 are 4.04%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Lipper Loan Participation Funds Average

The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds category for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 8/31/15 are 16.17% and –1.10% for Class Q shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 9/30/15 are 3.18%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 8/31/15
	Total Distributions Paid for Six Months	30-Day Subsidized SEC Yield*	30-Day Unsubsidized SEC Yield*
Class A	$0.17	3.84%	3.56%
Class C	0.13	3.09	2.81
Class Q	0.12	4.11	3.89
Class Z	0.19	4.09	3.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 8/31/15
AA	0.4%
A	0.6
BBB	1.9
BB	41.3
B	50.8
CCC	2.5
Cash/Cash Equivalents	2.5
Total Investments	100.0%

Source: Prudential Investment Management, Inc. (PIM)

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Floating Rate Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,007.90	1.05%	$5.30
	Hypothetical	$1,000.00	$1,019.86	1.05%	$5.33

Class C	Actual	$1,000.00	$1,004.10	1.80%	$9.07
	Hypothetical	$1,000.00	$1,016.09	1.80%	$9.12

Class Q	Actual**	$1,000.00	$996.10	0.80%	$2.75
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06

Class Z	Actual	$1,000.00	$1,009.30	0.80%	$4.04
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2015, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 127 day period ended August 31, 2015 due to the Class’s inception date of April 27, 2015.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.40%	1.05%
C	2.15	1.80
Q	1.01	0.80
Z	1.15	0.80

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Floating Rate Income Fund	7

Portfolio of Investments

as of August 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 1.0%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$501,292
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410	04/17/26	250	245,501
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195	04/18/26	750	741,700
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360	04/15/26	500	491,951

TOTAL ASSET-BACKED SECURITIES (cost $1,981,660)				1,980,444

BANK LOANS(a) 92.9%

Aerospace & Defense 2.2%
B/E Aerospace, Inc.	4.000	12/16/21	352	353,248
CPI International, Inc.	4.250	11/17/17	346	337,848
Doncasters PLC	4.500	04/09/20	476	474,234
Landmark Aviation FBO Canada Inc.	4.750	10/25/19	499	494,117
LM US Member LLC/LM US Corp. Acquisition	8.250	01/25/21	400	394,500
Sequa Corp.	5.250	06/19/17	374	316,688
Standard Aero Ltd. (Canada)	5.250	07/07/22	625	622,461
Transdigm, Inc.	3.500	05/16/22	524	516,549
Transdigm, Inc.	3.750	06/04/21	499	493,041
Wyle Services Corp.	5.000	05/23/21	354	352,210

				4,354,896

Airlines 1.1%
American Airlines, Inc.	3.250	06/29/20	1,000	990,536
American Airlines, Inc.	3.500	10/10/21	1,000	992,000
United Airlines, Inc.	3.500	04/01/19	318	316,199

				2,298,735

Automotive 3.1%
American Tire Distributors, Inc.	5.250	09/01/21	624	624,895
BBB Industries LLC	6.000	11/03/21	249	249,999
Chrysler Group LLC	3.250	12/31/18	741	736,552
Chrysler Group LLC	3.500	05/24/17	997	994,784

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	9

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Automotive (cont’d.)
Cooper Standard Automotive, Inc.	4.000%	04/04/21	621	$615,655
Federal-Mogul Holdings Corp.	4.750	04/15/21	946	924,429
Gates Global LLC	4.250	07/06/21	646	617,824
Horizon Global Corp.	7.000	06/30/21	350	345,625
TI Group Automotive Systems LLC	4.500	06/30/22	450	447,562
Tower Auto Holdings USA LLC	4.000	04/23/20	599	594,924

				6,152,249

Brokerage 1.1%
BATS Global Markets, Inc.	5.750	01/31/20	814	815,059
Hamilton Lane Advisors LLC	4.250	07/08/22	750	751,875
VFH Parent LLC	5.250	11/08/19	720	719,929

				2,286,863

Building Materials & Construction 4.4%
Apex Tool Group LLC	4.500	01/31/20	738	713,509
Builders FirstSource, Inc.	6.000	07/29/22	475	472,427
CHI Overhead Doors, Inc.	4.750	07/31/22	350	348,688
CHI Overhead Doors, Inc.	8.750	07/31/23	300	297,000
Continental Building Products LLC	4.000	08/28/20	700	692,985
DTZ US Borrower LLC	4.250	11/04/21	975	965,250
HD Supply, Inc.	3.750	08/13/21	325	322,725
Headwaters, Inc.	4.500	03/24/22	500	500,937
Jeld-Wen, Inc.	5.000	07/01/22	400	399,620
LBM Borrower LLC	6.250	08/31/22	625	612,500
Ply Gem Industries, Inc.	4.000	02/01/21	698	688,781
PriSo Acquisition Corp.	4.500	05/09/22	500	497,812
Quikrete Co., Inc.	4.000	09/28/20	841	837,384
Quikrete Co., Inc.	7.000	03/26/21	111	110,526
Summit Materials LLC	4.250	07/18/22	642	636,582
Wilsonart LLC	4.000	10/31/19	738	733,473

				8,830,199

Cable 1.8%
Charter Communications Operating, LLC	3.500	01/31/23	500	498,906
Intelsat Jackson Holdings SA (Luxembourg)	3.750	06/30/19	1,250	1,223,829
Numericable US LLC	4.500	05/21/20	398	397,254
UPC Financing Partnership	3.250	06/30/21	1,250	1,231,474

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Cable (cont’d.)
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/30/23	375	$370,647

				3,722,110

Capital Goods 6.9%
4L Technologies, Inc.	5.500	05/08/20	546	534,957
ADS Waste Holdings, Inc.	3.750	10/09/19	1,535	1,522,208
Allflex Holdings III, Inc.	4.250	07/17/20	625	621,094
Brand Energy & Infrastructure Services, Inc.	4.750	11/26/20	723	653,560
Chelsea Petroleum Products LLC	5.250	07/31/22	250	245,937
CPM Acquisition Corp.	6.000	04/11/22	550	550,688
Crosby US Acquisition Corp.	3.750	11/23/20	374	329,165
Doosan Infracore International, Inc.	4.500	05/28/21	434	434,254
Douglas Dynamics LLC	5.250	12/31/21	323	323,375
Dynacast International LLC	4.500	01/28/22	374	373,127
Filtration Group, Inc.	4.500	11/23/20	400	398,800
Hillman Group, Inc. (The)	4.500	06/30/21	499	499,676
IBC Capital US LLC	4.750	09/09/21	274	265,054
Infiltrator Systems Integrated LLC	5.250	05/27/22	525	523,687
Mirror Bidco Corp.	4.250	12/27/19	395	393,306
Mueller Water Products, Inc.	4.000	11/24/21	499	499,241
Neff Rental LLC	7.250	06/09/21	267	259,943
North American Lifting Holdings, Inc.	5.500	11/27/20	499	469,435
Onex Wizard Acquisition Co. I SARL (Luxembourg)	4.250	03/14/22	648	647,384
Pelican Products, Inc.	5.250	04/11/20	374	374,053
Penn Engineering & Manufacturing Corp.	4.000	08/30/21	397	394,271
Pro Mach, Inc.	4.750	10/22/21	398	398,663
RBS Global, Inc./Rexnord LLC	4.000	08/21/20	986	978,315
STS Operating, Inc.	4.750	02/12/21	370	369,387
Synagro Infrastructure Co., Inc.	6.250	08/22/20	168	153,192
Tank Holding Corp.	5.253	03/16/22	680	678,563
Unifrax I LLC	4.250	11/28/18	310	308,463
WASH Multifamily Laundry Systems LLC	4.250	05/16/22	625	620,313

				13,820,111

Chemicals 5.6%
A. Schulman, Inc.	4.000	06/01/22	500	497,500

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Chemicals (cont’d.)
Axalta Coating Systems US Holding	3.750%	02/01/20	1,450	$1,445,257
Chemours Co. LLC (The)	3.750	05/12/22	975	939,250
Colouroz Investment 2 LLC	4.500	09/07/21	746	743,492
Colouroz Investment 2 LLC	8.250	09/05/22	200	198,333
Emerald Performance Materials LLC	7.750	08/01/22	300	298,000
Kronos Worldwide, Inc.	4.000	02/18/20	395	379,941
MacDermid, Inc.	4.500	06/07/20	644	641,222
Methanol Holdings DE LLC	4.250	06/30/22	500	491,250
Nexeo Solutions LLC	5.000	09/08/17	287	278,633
Nusil Technology LLC	5.250	04/07/17	497	492,837
Oxea Finance LLC	4.250	01/15/20	491	478,150
Phillips-Medisize Corp.	4.750	06/16/21	371	370,941
Polymer Group, Inc.	5.250	12/19/19	795	794,619
Solenis International LP	4.250	07/31/21	496	488,962
Solenis International LP	7.750	07/31/22	200	192,000
Sonneborn, Inc.	5.500	12/10/20	348	347,814
Tata Chemicals NA, Inc.	3.750	08/07/20	714	712,731
Tronox Pigments Netherlands BV	4.250	03/19/20	529	497,567
Univar, Inc.	4.250	07/01/22	949	940,173

				11,228,672

Consumer 6.0%
Acosta, Inc.	4.250	09/26/21	496	492,003
Advantage Sales & Marketing, Inc.	4.250	07/23/21	648	640,031
Advantage Sales & Marketing, Inc.	7.500	07/25/22	500	485,938
Alliance Laundry Holdings LLC	9.500	12/10/19	205	204,545
Bombardier Recreational Products, Inc.	3.750	01/30/19	427	426,761
Bright Horizons Family Solutions, Inc.	3.919	01/30/20	810	808,946
Cole Haan, Inc.	5.000	02/01/20	493	470,424
Fitness International LLC	5.500	07/01/20	248	235,434
Generac Power Systems, Inc.	3.250	05/31/20	500	489,375
Hoffmaster Group, Inc.	5.250	05/11/20	557	554,283
Huish Detergents, Inc.	5.500	03/23/20	735	706,838
Life Time Fitness, Inc.	4.250	06/10/22	625	619,531
NBTY, Inc.	3.500	10/01/17	300	297,500
NVA Holdings, Inc.	4.750	08/16/21	498	496,886
NVA Holdings, Inc.	8.000	08/14/22	400	399,000
Royal Holdings, Inc.	4.500	06/20/22	500	497,709
ServiceMaster Co.	4.250	07/01/21	1,071	1,069,541

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Consumer (cont’d.)
Spectrum Brands, Inc.	3.750%	06/23/22	466	$465,420
Spin Holdco, Inc.	4.250	11/14/19	520	513,009
SRAM Corp.	4.021	04/10/20	649	624,219
Sterling Midco Holdings, Inc.	4.500	06/20/22	625	625,781
TMK Hawk Parent Corp.	5.250	10/01/21	347	346,507
Wand Intermediate I LP	4.750	09/17/21	223	223,173
Water Pik, Inc.	5.750	07/08/20	485	481,989

				12,174,843

Electric 1.8%
Astoria Energy LLC	5.000	12/24/21	537	537,875
Calpine Construction Finance Co. LP	3.250	01/31/22	499	487,666
Calpine Corp	3.500	05/27/22	625	616,797
Dynegy, Inc.	4.000	04/23/20	638	635,242
FREIF NAP I Holdings III LLC	4.750	03/31/22	499	498,940
Intergen NV	5.500	06/15/20	515	483,630
TPF Generation Holdings LLC	4.750	12/31/17	417	395,849

				3,655,999

Energy - Other 1.8%
American Energy Marcellus LLC	5.250	08/04/20	500	293,750
American Energy Marcellus LLC	8.500	08/04/21	300	79,500
Drillships Financing Holding, Inc.	6.000	03/31/21	369	260,389
Energy Transfer Equity LP	4.000	12/02/19	1,162	1,145,790
Fieldwood Energy LLC	8.375	09/30/20	500	185,833
Floatel Delaware LLC	6.000	06/29/20	370	259,219
FTS International, Inc.	5.750	04/16/21	251	108,445
Hi-Crush Partners LP	4.750	04/28/21	374	351,610
Pacific Drilling SA (Luxembourg)	4.500	06/01/18	515	371,298
Seadrill Operating LP (United Kingdom)	4.000	02/19/21	493	333,669
Targa Resources Partners LP	5.750	02/27/22	324	324,023

				3,713,526

Energy - Refining 0.8%
Citgo Holdings, Inc.	9.500	05/12/18	431	431,132
Citgo Petroleum Corp.	4.500	07/29/21	597	595,006
Western Refining, Inc.	4.250	11/12/20	624	619,956

				1,646,094

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Entertainment 0.2%
SeaWorld Parks & Entertainment, Inc.	3.000%	05/14/20	499	$476,101

Foods 1.6%
Dole Food Co., Inc.	4.500	11/01/18	493	492,567
GFA Brands, Inc./UHF Acquisition Corp.	4.500	07/09/20	242	237,182
JBS USA LLC	4.000	08/31/22	750	747,188
Mill US Acquisition LLC	5.000	07/03/20	668	665,507
Packers Holdings LLC	5.000	12/02/21	274	274,309
Post Holdings, Inc.	3.750	06/02/21	237	236,821
Shearer’s Foods LLC	4.500	06/30/21	499	495,315

				3,148,889

Gaming 2.5%
Caesars Entertainment Resort Properties LLC	7.000	10/11/20	493	467,259
CCM Merger, Inc.	4.500	08/06/21	412	411,883
CityCenter Holdings LLC	4.250	10/16/20	887	885,473
Eldorado Resorts, Inc.	4.250	07/25/22	500	500,312
Golden Nugget, Inc.	5.500	11/21/19	724	725,017
Scientific Games International, Inc.	6.000	10/01/21	1,520	1,502,338
Station Casinos LLC	4.250	03/02/20	273	271,898
Yonkers Racing Corp.	4.250	08/20/19	371	357,718

				5,121,898

Health Care & Pharmaceutical 11.0%
Air Medical Group Holdings, Inc.	4.500	04/28/22	500	491,250
Alere, Inc.	4.250	06/20/22	750	748,333
Alliance HealthCare Services, Inc.	4.250	06/03/19	727	723,114
Amneal Pharmaceuticals LLC	5.000	11/01/19	343	343,022
ATI Holdings LLC	5.250	12/20/19	372	372,919
Boston Luxembourg III SARL	4.000	08/28/19	247	246,101
Capella Healthcare, Inc.	5.250	12/31/21	498	497,500
Carecore National LLC	5.500	03/05/21	371	361,297
Catalent Pharma Solutions, Inc.	4.250	05/20/21	663	662,287
CCS Intermediate Holdings LLC	5.000	07/23/21	223	207,681
CHS/Community Health Systems, Inc.	3.750	12/31/19	259	258,584
CHS/Community Health Systems, Inc.	4.000	01/27/21	1,077	1,078,122
Concordia Healthcare Corp. (Canada)	4.750	04/21/22	375	374,688
Curo Health Services Holdings, Inc.	6.500	02/07/22	349	349,998
Emdeon, Inc.	3.750	11/02/18	500	497,291

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Health Care & Pharmaceutical (cont’d.)
Endo Luxembourgh Finance I Co. SARL	3.282%	09/30/22	1,500	$1,499,296
Endo Luxembourgh Finance I Co. SARL	3.500	09/30/16	500	500,000
FHC Health Systems, Inc.	5.000	12/23/21	499	489,555
Genoa, a QoL Healthcare Co.	4.500	04/29/22	375	374,297
Horizon Pharma, Inc.	4.500	05/07/21	625	625,391
IASIS Healthcare Corp.	4.500	05/03/18	484	484,148
Kindred Healthcare, Inc.	4.250	04/09/21	500	500,000
Kinetic Concepts, Inc.	4.500	05/04/18	500	499,195
Mallinckrodt International Finance SA	3.500	03/19/21	497	494,931
MJ Acquisition Corp.	4.000	06/01/22	575	573,203
MPH Acquisition Holdings LLC	3.750	03/31/21	858	846,677
Opal Acquisition, Inc.	5.000	11/27/20	499	489,739
Ortho Clinical Diagnostics	4.750	06/30/21	743	730,434
Par Pharmaceutical Cos., Inc.	4.000	09/30/19	758	756,518
Patheon Pharmaceuticals, Inc.	4.250	03/11/21	495	489,254
Pharmaceutical Product Development LLC	4.250	08/18/22	1,000	993,750
PharMEDium Healthcare Corp.	4.250	01/28/21	532	526,046
PRA Holdings, Inc.	4.500	09/23/20	484	483,157
RadNet Management, Inc.	4.250	10/10/18	247	244,757
RadNet Management, Inc.	8.000	03/25/21	225	221,344
RPI Finance Trust	3.500	11/09/20	499	498,368
Sterigenics-Nordion Holdings LLC	4.250	05/16/22	750	746,250
Surgery Center Holdings, Inc.	5.250	11/03/20	274	273,283
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	1,096	1,092,176
Valeant Pharmaceuticals International, Inc.	4.000	04/01/22	499	498,523

				22,142,479

Insurance 1.4%
AmWINS Group, Inc.	5.250	09/06/19	343	345,178
AmWINS Group, Inc.	9.500	09/04/20	250	250,000
HUB International Ltd.	4.750	10/02/20	937	926,880
Hyperion Insurance Group Ltd.	5.500	04/29/22	399	399,998
Sedgwick Claims Management Services, Inc.	3.750	03/01/21	642	627,967
Sedgwick Claims Management Services, Inc.	6.750	02/28/22	250	244,531

				2,794,554

Lodging 0.2%
Playa Resorts Holding BV (Netherlands)	4.000	08/09/19	442	439,362

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Media & Entertainment 4.4%
CDS US Intermediate Holdings, Inc. (Canada)	5.000%	07/08/22	500	$500,416
ClubCorp Club Operations, Inc.	4.250	07/24/20	550	551,375
EMI Group North America Holdings, Inc.	4.000	08/31/22	525	523,467
Getty Images, Inc.	4.750	10/18/19	488	308,588
Hubbard Radio LLC	4.250	05/27/22	370	367,943
Ion Media Networks, Inc.	4.750	12/18/20	249	247,713
Learfield Communications, Inc.	4.500	10/09/20	493	491,602
Lions Gate Entertainment Corp.	5.000	03/17/22	300	300,750
Media Gen, Inc.	4.250	07/31/20	501	499,431
Mood Media Corp. (Canada)	7.000	05/01/19	499	486,014
NEP Broadcasting LLC	9.500	07/22/20	257	255,857
NEP/NCP Holdco, Inc.	4.250	01/22/20	738	727,122
Sinclair Television Group, Inc.	3.500	07/30/21	500	496,250
SuperMedia, Inc.	12.000	12/30/16	376	211,432
Tribune Media Co.	3.750	12/28/20	705	701,658
Tribune Publishing Co.	5.750	08/04/21	193	191,457
TWCC Holding Corp.	5.750	02/11/20	715	708,035
TWCC Holding Corp.	7.000	06/26/20	250	234,219
Univision Communications, Inc.	4.000	03/01/20	1,130	1,121,270

				8,924,599

Metals & Mining 1.6%
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750	06/30/19	745	601,016
Minerals Technologies, Inc.	4.153	05/10/21	559	559,856
Murray Energy Corp.	7.500	04/16/20	750	561,250
Novelis, Inc.	4.000	06/02/22	750	740,312
Peabody Energy Corp.	4.250	09/24/20	453	330,677
Phoenix Services International LLC	6.000	06/30/17	247	245,151
Westmoreland Coal Co.	7.500	12/16/20	174	154,930

				3,193,192

Other Industry 5.6%
Alfred Fueling Systems, Inc.	4.750	06/21/21	500	497,500
Alix Partners LLP	4.500	07/28/22	750	749,250
Allied Security Holdings LLC	4.250	02/12/21	365	362,606
Allied Security Holdings LLC	8.000	08/13/21	582	577,146
Altisource Solutions SARL (Luxembourg)	4.500	12/09/20	342	302,806
Asurion LLC	5.000	05/24/19	430	426,857

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Other Industry (cont’d.)
Asurion LLC	5.000%	08/04/22	500	$494,375
Asurion LLC	8.500	03/03/21	500	490,625
AVSC Holding Corp.	4.500	01/25/21	621	617,575
Brickman Group Holdings, Inc.	4.000	12/18/20	1,017	1,000,891
CCC Information Services, Inc.	4.000	12/20/19	318	315,386
Guggenheim Partners Investment Management	4.250	07/22/20	368	369,244
Laureate Education, Inc.	5.000	06/18/18	592	527,121
Merrill Communications LLC	6.250	06/01/22	550	545,875
National Financial Partners Corp.	4.500	07/01/20	370	364,624
On Assignment, Inc.	3.750	06/03/22	465	465,067
Onsite Rental Group Operation Pty. Ltd.	5.500	07/30/21	223	214,380
Osmose Utility Services, Inc.	4.750	08/21/22	375	373,594
Power Buyer LLC	4.250	05/06/20	555	550,265
Power Buyer LLC	4.250	05/06/20	16	16,240
RCS Capital Corp.	6.500	04/29/19	352	343,652
SAM Finance Lux SARL (Luxembourg)	4.250	12/17/20	492	492,658
SNL Financial LC	5.750	10/23/18	354	353,059
TMFS Holdings LLC	5.500	07/30/21	248	246,264
University Support Services LLC	5.750	08/06/21	149	149,275
USIC Holdings, Inc.	4.000	07/10/20	368	363,825

				11,210,160

Packaging 3.4%
Ardagh Holdings USA, Inc. (Luxembourg)	4.000	12/17/19	793	789,226
Berlin Packaging LLC	4.500	10/01/21	496	494,596
Bway Holding Co.	5.500	08/14/20	719	717,375
Charter NEX US Holdings, Inc.	5.250	02/07/22	361	363,133
Exopack Holdings SA (Luxembourg)	4.500	05/08/19	199	198,106
Hilex Poly Co. LLC	6.000	12/06/21	373	371,881
Hilex Poly Co. LLC	9.750	06/06/22	250	249,167
Husky Injection Molding Systems Ltd.	4.250	06/30/21	645	637,043
Husky Injection Molding Systems Ltd.	7.250	06/30/22	370	366,493
Peacock Engineering Co. LLC	5.272	07/27/22	750	748,438
Plaze, Inc.	5.250	07/29/22	500	498,437
Pregis Holding I Corp.	4.500	05/20/21	698	698,180
Signode Industrial Group US, Inc.	3.750	05/01/21	283	280,146
Tekni-Plex, Inc.	4.500	06/01/22	500	497,750

				6,909,971

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Paper 0.3%
Appvion, Inc.	5.750%	06/28/19	150	$140,815
Caraustar Industries, Inc.	8.000	05/01/19	449	447,525

				588,340

Real Estate 0.2%
Starwood Property Trust, Inc.	3.500	04/17/20	491	487,739

Restaurants 1.0%
B.C. Unlimited Liability Co.	3.750	12/10/21	1,414	1,412,677
CEC Entertainment, Inc.	4.000	02/12/21	716	696,845

				2,109,522

Retailers 5.9%
Academy Ltd.	5.000	07/01/22	1,246	1,242,085
At Home Holding III, Inc.	5.000	06/03/22	499	495,945
Bass Pro Group LLC	4.000	06/05/20	746	742,001
Bauer Performance Sports Ltd.	4.000	04/15/21	529	526,448
Burlington Coat Factory Warehouse Corp.	4.250	08/13/21	256	255,657
Dollar Tree, Inc.	3.500	07/06/22	568	567,484
EyeMart Express LLC	5.000	12/18/21	488	488,719
FullBeauty Brands, Inc.	4.750	03/18/21	499	495,620
Hudsons Bay Co. (Canada)	4.750	09/30/22	625	625,521
JC Penney Corp., Inc.	5.000	06/20/19	374	372,786
Lands’ End, Inc.	4.250	04/05/21	621	588,416
Leslie’s Poolmart, Inc.	4.250	10/16/19	363	359,685
Men’s Warehouse, Inc. (The)	5.000	06/18/21	300	303,000
Michaels Stores, Inc.	4.000	01/28/20	495	495,248
Neiman Marcus Group Ltd. LLC	4.250	10/25/20	863	853,470
PetSmart, Inc.	4.250	03/11/22	749	747,048
Rite Aid Corp.	5.750	08/21/20	375	378,125
Sears Roebuck Acceptance Corp.	5.500	06/30/18	741	730,802
Staples, Inc.	3.500	02/28/22	500	497,639
Vestcom International, Inc.	5.250	09/30/21	490	486,326
Vision Holding Corp.	4.000	03/12/21	623	610,953

				11,862,978

Supermarkets 1.7%
Albertsons Holdings LLC	5.000	08/26/19	393	392,981
Albertsons Holdings LLC	5.500	08/25/21	844	843,391

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Supermarkets (cont’d.)
GOBP Holdings, Inc.	4.750%	10/21/21	524	$520,847
New Albertsons, Inc.	4.750	06/27/21	248	247,505
Roundy’s Supermarkets, Inc.	5.750	03/03/21	653	588,273
Supervalu, Inc.	4.500	03/21/19	769	770,456

				3,363,453

Technology 11.3%
ACTIVE Network, Inc.	5.500	11/13/20	595	587,551
Ancestry.com, Inc.	5.000	08/31/22	625	617,448
Applied Systems, Inc.	7.500	01/24/22	147	146,087
Avaya, Inc.	6.250	05/29/20	580	495,136
Avaya, Inc.	6.500	03/30/18	129	121,779
Blue Coat Holdings, Inc.	4.500	05/20/22	875	868,802
BMC Software Finance, Inc.	5.000	09/10/20	926	848,966
Ceridian Corp.	4.500	09/15/20	245	237,106
CommScope, Inc.	3.750	12/29/22	375	373,437
CompuCom Systems, Inc.	4.250	05/11/20	281	248,787
Compuware Corp.	6.250	12/15/19	366	356,484
Dell International LLC	4.000	04/29/20	998	993,011
Deltek, Inc.	5.000	06/27/22	765	762,781
EagleView Technology Corp.	5.250	07/15/22	700	693,000
Evergreen Skills SARL (Luxembourg)	5.750	04/28/21	495	473,034
Evergreen Skills SARL (Luxembourg)	9.250	04/28/22	200	176,333
Evertec Group LLC	3.250	04/17/20	270	258,720
First Data Corp.	3.782	09/24/18	1,375	1,364,973
Freescale Semiconductor, Inc.	4.250	02/28/20	730	728,893
Freescale Semiconductor, Inc.	5.000	01/15/21	491	491,725
Hyland Software, Inc.	4.750	07/01/22	444	442,926
Hyland Software, Inc.	8.250	07/03/23	250	248,333
Informatica Corp.	4.500	08/05/22	750	744,750
Interactive Data Corp.	4.750	05/03/21	820	819,069
IPC Systems, Inc.	5.500	08/06/21	648	646,754
Kronos, Inc.	4.500	10/30/19	487	487,321
Kronos, Inc.	9.750	04/30/20	449	459,273
Lattice Semiconductor Corp.	5.250	03/10/21	524	513,214
Lawson Software, Inc.	3.750	06/03/20	499	483,895
Linxens (Singapore)	5.000	09/30/22	750	746,719
Linxens (Singapore)	9.500	09/30/23	250	249,688
MA FinanceCo. LLC	4.500	11/20/19	341	340,397

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Natel Engineering Co., Inc.	6.750%	04/10/20	494	$495,602
Presidio Holdings Ltd.	5.250	02/02/22	488	488,817
RBS WorldPay, Inc.	4.500	11/29/19	491	491,250
RBS WorldPay, Inc.	4.750	11/29/19	475	475,582
Shaw Data Centre LP	4.503	03/30/22	600	599,250
SourceHOV LLC	7.750	10/31/19	370	336,676
Sungard Availability Services Capital, Inc.	6.000	03/29/19	331	293,768
Syniverse Holdings, Inc.	4.000	04/23/19	482	446,162
TransUnion LLC	3.750	04/09/21	1,039	1,030,534
Ultima US Holdings LLC	5.500	07/02/20	271	270,198
Zebra Technology Corp.	4.750	10/27/21	753	755,663

				22,709,894

Telecommunications 3.1%
Communications Sales & Leasing, Inc.	5.000	10/24/22	775	742,708
GCI Holdings, Inc.	4.250	02/02/22	249	250,622
Global Tel*Link Corp.	5.000	05/22/20	314	308,187
Level 3 Finance, Inc.	3.500	05/31/22	250	247,656
Level 3 Finance, Inc.	4.000	01/15/20	1,000	998,750
LTS Buyer LLC	4.000	04/13/20	850	844,687
Mitel Networks Corp. (Canada)	5.000	04/29/22	500	496,459
SBA Senior Finance II LLC	3.250	03/24/21	873	862,759
Securus Technologies Holdings, Inc.	5.250	04/30/20	575	557,750
XO Communications LLC	4.250	03/20/21	395	392,696
Zayo Group LLC	3.750	05/06/21	498	494,515

				6,196,789

Transportation 0.9%
Kenan Advantage Group, Inc. (The)	4.000	07/29/22	625	623,046
Navios Maritime Partners LP	5.250	06/27/18	374	373,339
OSG Bulk Ships, Inc.	5.250	08/05/19	248	246,263
PODS LLC	5.250	02/02/22	500	500,000

				1,742,648

TOTAL BANK LOANS (cost $190,736,659)				187,306,865

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 3.2%

Cable 0.1%
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	$270,975

Chemicals 0.1%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	170	171,958

Consumer 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	250	235,000

Electric 0.1%
Dynegy, Inc., Gtd. Notes	6.750	11/01/19	250	259,219

Foods 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	357,875

Gaming 0.3%
MGM Resorts International, Gtd. Notes	8.625	02/01/19	250	279,300
Pinnacle Entertainment, Inc., Gtd. Notes	6.375	08/01/21	250	266,250

				545,550

Health Care & Pharmaceutical 1.0%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19	500	522,500
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	200	189,625
Select Medical Corp., Gtd. Notes	6.375	06/01/21	500	507,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125	04/01/22	700	775,250

				1,994,875

Media & Entertainment 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	250,000

Real Estate Investment Trusts 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	360,500

Retailers 0.1%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250	06/15/21	100	101,000

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology 0.9%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	$344,865
First Data Corp., Gtd. Notes	12.625	01/15/21	1,000	1,148,750
Infor US, Inc., Gtd. Notes, 144A (original cost $434,563; purchased 04/09/15)(b)(c)	6.500	05/15/22	425	398,438

				1,892,053

TOTAL CORPORATE BONDS (cost $6,456,685)				6,439,005

TOTAL LONG-TERM INVESTMENTS (cost $199,175,004)				195,726,314

			Shares
SHORT-TERM INVESTMENT 6.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,515,472) (Note 3)(d)			13,515,472	13,515,472

TOTAL INVESTMENTS 103.8% (cost $212,690,476)(Note 5)				209,241,786
Liabilities in excess of other assets (3.8)%				(7,633,695)

NET ASSETS 100.0%				$201,608,091

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

PIK—Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2015.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $533,181. The aggregate value of $499,438 is approximately 0.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

22

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,980,444	$—
Bank Loans	—	170,424,144	16,882,721
Corporate Bonds	—	6,439,005	—
Affiliated Money Market Mutual Fund	13,515,472	—	—

Total	$13,515,472	$178,843,593	$16,882,721

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/15	$11,916,236
Realized gain (loss)	13,329
Change in unrealized appreciation (depreciation)*	(163,087)
Purchases	9,041,120
Sales	(1,894,797)
Accrued discount/premium	4,347
Transfers into Level 3	3,866,809
Transfers out of Level 3	(5,901,236)

Balance as of 8/31/15	$16,882,721

*	Of which, $(114,374) was relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2015	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$16,882,721	Market Approach	Single Broker Indicative Quote	$88.00 - $101.00 ($97.95)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$(5,901,236)	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	3,866,809	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2015 was as follows:

Technology	12.2%
Health Care & Pharmaceutical	12.0
Capital Goods	6.9
Affiliated Money Market Mutual Fund	6.7
Consumer	6.1
Retailers	6.0
Chemicals	5.7
Other Industry	5.6
Media & Entertainment	4.5
Building Materials & Construction	4.4
Packaging	3.4
Telecommunications	3.1
Automotive	3.1
Gaming	2.8
Aerospace & Defense	2.2
Cable	1.9
Electric	1.9
Energy—Other	1.8
Foods	1.8
Supermarkets	1.7%
Metals & Mining	1.6
Insurance	1.4
Airlines	1.1
Brokerage	1.1
Restaurants	1.0
Collateralized Loan Obligations	1.0
Transportation	0.9
Energy—Refining	0.8
Paper	0.3
Real Estate	0.2
Entertainment	0.2
Lodging	0.2
Real Estate Investment Trusts	0.2

103.8
Liabilities in excess of other assets	(3.8)

100.0%

See Notes to Financial Statements.

24

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2015

Prudential Floating Rate Income Fund

Statement of Assets & Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $199,175,004)	$195,726,314
Affiliated investments (cost $13,515,472)	13,515,472
Cash	950,289
Receivable for investments sold	8,877,720
Receivable for Fund shares sold	1,620,866
Dividends and interest receivable	1,079,457

Total assets	221,770,118

Liabilities
Payable for investments purchased	18,643,096
Payable for Fund shares reacquired	1,219,449
Accrued expenses	127,211
Management fee payable	70,830
Dividends payable	60,090
Distribution fee payable	38,788
Affiliated transfer agent fee payable	2,563

Total liabilities	20,162,027

Net Assets	$201,608,091

Net assets were comprised of:
Common stock, at par	$204,433
Paid-in capital in excess of par	205,036,268

205,240,701
Undistributed net investment income	22,590
Accumulated net realized loss on investment transactions	(206,510)
Net unrealized depreciation on investments	(3,448,690)

Net assets, August 31, 2015	$201,608,091

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($43,928,518 ÷ 4,458,504 shares of common stock issued and outstanding)	$9.85
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.18

Class C
Net asset value, offering price and redemption price per share ($35,237,080 ÷ 3,575,226 shares of common stock issued and outstanding)	$9.86

Class Q
Net asset value, offering price and redemption price per share ($9,956 ÷ 1,009 shares of common stock issued and outstanding)	$9.87

Class Z
Net asset value, offering price and redemption price per share ($122,432,537 ÷ 12,408,535 shares of common stock issued and outstanding)	$9.87

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Statement of Operations

Six Months Ended August 31, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$3,598,241
Affiliated dividend income	17,356

Total income	3,615,597

Expenses
Management fee	564,869
Distribution fee—Class A	41,394
Distribution fee—Class C	159,440
Custodian and accounting fees	196,000
Transfer agent’s fees and expenses (including affiliated expense of $6,300)	71,000
Registration fees	30,000
Audit fee	27,000
Shareholders’ reports	14,000
Legal fees and expenses	8,000
Directors’ fees	8,000
Insurance expenses	1,000
Miscellaneous	9,326

Total expenses	1,130,029
Less: Management fee waiver and/or expense reimbursement	(283,631)
Distribution fee waiver—Class A	(254)

Net expenses	846,144

Net investment income	2,769,453

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(12,008)
Net change in unrealized appreciation (depreciation) on investments	(2,271,101)

Net loss on investment transactions	(2,283,109)

Net Increase In Net Assets Resulting From Operations	$486,344

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,769,453	$4,250,264
Net realized (loss) on investment transactions	(12,008)	(119,450)
Net change in unrealized appreciation (depreciation) on investments	(2,271,101)	(2,304,591)

Net increase in net assets resulting from operations	486,344	1,826,223

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(556,972)	(1,079,271)
Class C	(421,972)	(974,417)
Class Q	(121)	—
Class Z	(1,750,813)	(2,159,710)

	(2,729,878)	(4,213,398)

Distributions from net realized gains
Class A	—	(94,490)
Class C	—	(100,119)
Class Z	—	(157,518)

	—	(352,127)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	132,566,006	52,874,661
Net asset value of shares issued in reinvestment of dividends and distributions	2,440,734	4,260,332
Cost of shares reacquired	(40,450,585)	(58,542,187)

Net increase (decrease) in net assets from Fund share transactions	94,556,155	(1,407,194)

Total increase (decrease)	92,312,621	(4,146,496)

Net Assets:
Beginning of period	109,295,470	113,441,966

End of period(a)	$201,608,091	$109,295,470

(a) Includes undistributed net investment income of:	$22,590	$—

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

30

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Floating Rate Income Fund	31

Notes to Financial Statements

(Unaudited) continued

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely

32

marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or

Prudential Floating Rate Income Fund	33

Notes to Financial Statements

(Unaudited) continued

country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Payment in Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal

34

Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the six months ended August 31, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .35%.

PI had contractually agreed through June 30, 2016 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .80% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Prudential Floating Rate Income Fund	35

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended August 31, 2015, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Fund that it has received $57,071 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2015, it received $9,127 and $5,562 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended August 31, 2015 were $129,105,120 and $37,626,047, respectively.

36

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of August 31, 2015 were as follows:

Tax Basis	$212,623,108

Appreciation	446,288
Depreciation	(3,827,610)

Net Unrealized Appreciation	$(3,381,322)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares redeemed within 12 months of purchase are subject to a 1% CDSC. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 900 million shares of common stock authorized, $.01 par value per share, divided into four classes, designated Class A, Class C, Class Q, and Class Z shares, each of which consists of 200 million, 200 million, 250 million, and 250 million shares, respectively.

As of August 31, 2015, Prudential through its affiliates owned 1,009 Class Q shares of the Fund.

Prudential Floating Rate Income Fund	37

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2015:
Shares sold	3,006,404	$29,992,195
Shares issued in reinvestment of dividends and distributions	51,519	512,300
Shares reacquired	(915,928)	(9,100,857)

Net increase (decrease) in shares outstanding before conversion	2,141,995	21,403,638
Shares issued upon conversion from other share class(es)	2,060	20,484
Shares reacquired upon conversion into other share class(es)	(14,661)	(146,036)

Net increase (decrease) in shares outstanding	2,129,394	$21,278,086

Year ended February 28, 2015:
Shares sold	1,009,075	$10,143,898
Shares issued in reinvestment of dividends and distributions	105,578	1,060,393
Shares reacquired	(1,622,950)	(16,303,382)

Net increase (decrease) in shares outstanding before conversion	(508,297)	(5,099,091)
Shares issued upon conversion from other share class(es)	2,632	26,785
Shares reacquired upon conversion into other share class(es)	(525,932)	(5,341,050)

Net increase (decrease) in shares outstanding	(1,031,597)	$(10,413,356)

Class C
Six months ended August 31, 2015:
Shares sold	1,085,246	$10,812,353
Shares issued in reinvestment of dividends and distributions	41,005	408,151
Shares reacquired	(384,035)	(3,822,573)

Net increase (decrease) in shares outstanding before conversion	742,216	7,397,931
Shares reacquired upon conversion into other share class(es)	(23,445)	(234,771)

Net increase (decrease) in shares outstanding	718,771	$7,163,160

Year ended February 28, 2015:
Shares sold	929,321	$9,369,019
Shares issued in reinvestment of dividends and distributions	102,195	1,026,063
Shares reacquired	(1,234,585)	(12,392,176)

Net increase (decrease) in shares outstanding before conversion	(203,069)	(1,997,094)
Shares reacquired upon conversion into other share class(es)	(95,739)	(967,773)

Net increase (decrease) in shares outstanding	(298,808)	$(2,964,867)

Class Q
Period ended August 31, 2015*:
Shares sold	997	$10,000
Shares issued in reinvestment of dividends and distributions	12	121

Net increase (decrease) in shares outstanding	1,009	$10,121

38

Class Z	Shares	Amount
Six months ended August 31, 2015:
Shares sold	9,182,633	$91,751,458
Shares issued in reinvestment of dividends and distributions	152,643	1,520,162
Shares reacquired	(2,762,146)	(27,527,155)

Net increase (decrease) in shares outstanding before conversion	6,573,130	65,744,465
Shares issued upon conversion from other share class(es)	38,076	380,808
Shares reacquired upon conversion into other share class(es)	(2,057)	(20,485)

Net increase (decrease) in shares outstanding	6,609,149	$66,104,788

Year ended February 28, 2015:
Shares sold	3,321,641	$33,361,744
Shares issued in reinvestment of dividends and distributions	216,697	2,173,876
Shares reacquired	(2,975,842)	(29,846,629)

Net increase (decrease) in shares outstanding before conversion	562,496	5,688,991
Shares issued upon conversion from other shares class(es)	621,120	6,308,823
Shares reacquired upon conversion into other share class(es)	(2,629)	(26,785)

Net increase (decrease) in shares outstanding	1,180,987	$11,971,029

*	Commencement of offering was April 27, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective October 8, 2015 and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset

Prudential Floating Rate Income Fund	39

Notes to Financial Statements

(Unaudited) continued

Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

40

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,			March 30, 2011(a) through February 29,
	2015		2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.94		$10.18	$10.12	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	.17		.40	.37	.43	.35
Net realized and unrealized gain (loss) on investment transactions	(.09)		(.22)	.08	.26	(.09)
Total from investment operations	.08		.18	.45	.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.39)	(.36)	(.42)	(.37)
Distributions from net realized gains	-		(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.17)		(.42)	(.39)	(.46)	(.37)
Net asset value, end of period	$9.85		$9.94	$10.18	$10.12	$9.89
Total Return(c):	0.79%		1.80%	4.53%	7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,929		$23,158	$34,211	$22,059	$5,136
Average net assets (000)	$32,733		$28,113	$31,911	$12,454	$2,434
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	(f)	1.10%	1.20%	1.20%	1.20%	(f)
Expenses before waivers and/or expense reimbursement	1.40%	(f)	1.60%	1.60%	1.92%	2.45%	(f)
Net investment income	3.44%	(f)	3.89%	3.65%	4.35%	4.10%	(f)
Portfolio turnover rate	24%	(g)	64%	82%	106%	163%	(g)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	41

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,			March 30, 2011(a) through February 29,
	2015		2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.95		$10.19	$10.13	$9.90	$10.00
Income (loss) from investment operations:
Net investment income	.14		.32	.29	.36	.28
Net realized and unrealized gain (loss) on investment transactions	(.10)		(.22)	.08	.26	(.08)
Total from investment operations	.04		.10	.37	.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.31)	(.28)	(.35)	(.30)
Distributions from net realized gains	-		(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.13)		(.34)	(.31)	(.39)	(.30)
Net asset value, end of period	$9.86		$9.95	$10.19	$10.13	$9.90
Total Return(c):	0.41%		1.04%	3.74%	6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,237		$28,408	$32,149	$7,403	$1,742
Average net assets (000)	$31,715		$31,363	$21,337	$2,997	$1,235
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%	(e)	1.85%	1.95%	1.95%	1.95%	(e)
Expenses before waivers and/or expense reimbursement	2.15%	(e)	2.30%	2.35%	2.62%	3.15%	(e)
Net investment income	2.70%	(e)	3.15%	2.91%	3.57%	3.43%	(e)
Portfolio turnover rate	24%	(f)	64%	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

42

Class Q Shares
	April 27, 2015(a) through August 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income from investment operations:
Net investment loss	.12
Net realized and unrealized gain on investment and foreign currency transactions	(.13)
Total from investment operations	(.01)
Dividends from net investment income	(.12)
Net asset value, end of period	$9.87
Total Return(b):	(0.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(d)
Expenses before waivers and/or expense reimbursement	1.01%	(d)
Net investment income	3.60%	(d)
Portfolio turnover rate	24%	(e)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	43

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,			March 30, 2011(a) through February 29,
	2015		2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.95		$10.19	$10.14	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	.19		.42	.40	.46	.37
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.22)	.06	.26	(.07)
Total from investment operations	.11		.20	.46	.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.41)	(.38)	(.45)	(.39)
Distributions from net realized gains	-		(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.19)		(.44)	(.41)	(.49)	(.39)
Net asset value, end of period	$9.87		$9.95	$10.19	$10.14	$9.91
Total Return(c):	1.03%		2.05%	4.68%	7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$122,433		$57,729	$47,082	$29,889	$27,488
Average net assets (000)	$96,060		$52,159	$44,076	$27,983	$25,812
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.80%	(e)	.85%	.95%	.95%	.95%	(e)
Expenses before waivers and/or expense reimbursement	1.15%	(e)	1.30%	1.31%	1.62%	2.15%	(e)
Net investment income	3.67%	(e)	4.16%	3.85%	4.63%	4.08%	(e)
Portfolio turnover rate	24%	(f)	64%	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

44

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI for the year ended December 31, 2014 exceeded the management fees received by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2014. The Board considered that the Fund commenced operations on March 30, 2011 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at www.prudentialfunds.com

The mutual funds included in the Peer Universe (the Lipper Loan Participation Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index for all periods.
•	The Board and PI agreed to continue the existing expense cap of 0.80% (exclusive of 12b-1 fees and certain other fees) through June 30, 2016.
•

The Board noted information provided by PI indicating that if the Fund’s expense cap, which was implemented on July 1, 2014, had been in effect for the full year, the Fund’s net total expenses would have ranked in the second quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Floating Rate Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	FRFAX	FRFCX	PFRIX	FRFZX
CUSIP	74439V602	74439V701	74439V883	74439V800

MF211E2    0283777-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 20, 2015